Debentures (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of debentures [Abstract]
Schedule of Debentures
Composed as follows:

	December 31, 2018		December 31, 2017
	Face value	Carrying amount	Face value	Carrying amount
	€ in thousands		€ in thousands
Debentures	52,056	51,343	58,623	57,631
Less current maturities	8,975	8,758	4,825	4,644
Total long-term debentures	43,081	42,585	53,798	52,987

Schedule of Aggregate Annual Maturities of Debentures
The aggregate annual maturities are as follows:

	December 31	December 31
	2018	2017
	€ in thousands
Second year	8,789	8,977
Third year	8,833	9,084
Fourth year	8,874	9,129
Fifth year	10,354	9,171
Sixth year and thereafter	5,735	16,626

Long-term loans	42,585	52,987
Current maturities	8,758	4,644
	51,343	57,631